Debt Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Debt Securities

8) Debt Securities

A. Common Stock Warrants

In connection with the issuance of Convertible Notes, the Company also issued Warrants to each holder of Convertible Notes which entitles the holder thereof to purchase a number of shares of our common stock equal to 50% of the number of shares that Convertible Note issued with such Warrant is convertible into at a price equal to $10.66 per share.

The warrants are subject to certain customary adjustments in the event of stock dividends and splits, issuance of options, subsequent rights offerings, and pro rata distributions.

Warrant holders have “piggyback” registration rights as set forth therein and a breach of such rights with respect to any Warrant would result in an increase by 25% of the shares of our common stock underlying such Warrant.

As of September 30, 2023, none of the warrants have been exercised by the note holders and hence no proceeds have been received towards any of the warrants.

The Warrants have been valued using the Black-Scholes-Merton Option (“BSM”) pricing model that is based on the individual characteristics of the warrants on the valuation date, which include the Company’s stock fair value and assumptions for expected volatility, expected life and risk-free interest rate, as well as the present value of the minimum cash payment component of the instrument for the warrants, when applicable. Changes in the assumptions used could have a material impact on the resulting fair value of each warrant. The primary inputs affecting the value of the warrant liability are the Company’s stock price and volatility in the Company’s stock price, as well as assumptions about the probability and timing of certain events, such as a change in control or future equity offerings. Increases in the fair value of the underlying stock or increases in the volatility of the stock price generally result in a corresponding increase in the fair value of the warrant liability; conversely, decreases in the fair value of the underlying stock or decreases in the volatility of the stock price generally result in a corresponding decrease in the fair value of the warrant liability.

Schedule of common stock warrants

Warrants	Number of Warrants	Weighted Average Exercise price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic value
Outstanding on January 1, 2023	683,935	$12.71	4	2,386
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(74,149)	—	—	—
Outstanding on September 30, 2023	609,756	$10.66	4	2,386
Exercisable on September 30, 2023	609,756	$10.66	—	—

The following table summarizes the activities for our unvested warrants for the quarter ended September 30, 2023

Schedule of unvested warrants

	Number of Warrants	Weighted average Grant Date Fair Value Per warrant
Unvested on January 1, 2023	548,780	$5.22
Granted	—
Vested	(30,488)	$5.64
Forfeited	—
Unvested on March 31, 2023	518,292	$5.22
Granted	—
Vested	(30,488)	$5.64
Forfeited	—
Unvested on June 30, 2023	487,804	$5.22
Granted	—
Vested	(30,488)	$5.64
Forfeited	—
Unvested on September 30, 2023	457,316	$5.22

The Company has recognized cost of nil for the quarter ended September 30, 2023, and nil for the quarter ended September 30, 2022.

B. Warrant Liability

The Company has allocated the proceeds from convertible note between promissory notes and warrants; as of September 30, 2023, the Company has reported a Warrant liability of $795 at fair value, with subsequent changes in their respective fair values recognized in the consolidated statement of operations at each reporting date.

The fair value of the warrant liabilities was measured using a binomial lattice model. Significant inputs into the model at the inception and reporting period measurement dates are as follows:

Schedule of fair value of warrant liabilities

Fair value assumptions	September 30, 2023
Estimated fair value of common stock warrant	$5.22
Exercise price	$10.66
Expected volatility	45%-52%
Expected terms (in years)	5
Risk-free interest rate	4.60%-5.46%
Dividend yield	0%

C. Short Term borrowing

The Company has obtained a credit facility from Seacoast business funding (SBF) a division of Seacoast National Bank . The funding is against the accounts receivables of the company and its subsidiary. The SBF facility charges an interest of prime rate plus 1% on a floating basis. The balance as of September 30, 2023, is $2,997 and $3,212 for the period ended December 31, 2022.

The Company has obtained a credit facility from Agile Lending LLC in the month of May 2023. The balance as of September 30, 2023, is $482.

10) Debt Securities

A. Convertible Note

The Company during the period commencing December 29, 2020, and ending on February 10, 2021, entered into several Securities Purchase Agreements with certain investors pursuant to which we issued $4,244 of convertible notes (“Convertible Notes”) bearing interest at 10% per annum and warrants to purchase our common stock (“Warrants”). All of the Convertible Notes have been either repaid or converted into equity prior to December 31, 2021. Interest expenses on convertible note for the year ended December 31, 2022, 0 and $318 for December 31, 2021.

B. Common Stock Warrants

In connection with the issuance of Convertible Notes, the Company also issued Warrants to each holder of Convertible Notes which entitles the holder thereof to purchase a number of shares of our common stock equal to 50% of the number of shares that Convertible Note issued with such Warrant is convertible into at a price equal to $2.88 per share.

The warrants are subject to certain customary adjustments in the event of stock dividends and splits, issuance of options, subsequent rights offerings, and pro rata distributions.

Warrant holders have “piggyback” registration rights as set forth therein and a breach of such rights with respect to any Warrant would result in an increase by 25% of the shares of our common stock underlying such Warrant.

As of December 31, 2022, none of the warrants have been exercised by the note holders and hence no proceeds have been received towards any of the warrants. The Warrants have been valued using the Black-Scholes-Merton Option (“BSM”) pricing model that is based on the individual characteristics of the warrants on the valuation date, which include the Company’s stock fair value and assumptions for expected volatility, expected life and risk-free interest rate, as well as the present value of the minimum cash payment component of the instrument for the warrants, when applicable. Changes in the assumptions used could have a material impact on the resulting fair value of each warrant. The primary inputs affecting the value of the warrant liability are the Company’s stock price and volatility in the Company’s stock price, as well as assumptions about the probability and timing of certain events, such as a change in control or future equity offerings. Increases in the fair value of the underlying stock or increases in the volatility of the stock price generally result in a corresponding increase in the fair value of the warrant liability; conversely, decreases in the fair value of the underlying stock or decreases in the volatility of the stock price generally result in a corresponding decrease in the fair value of the warrant liability.

Warrants	Number of Warrants	Weighted Average Exercise price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic value
Outstanding on January 1, 2021	841,848	$2.94	—	—
Granted	67,407	$1.06	—	—
Excised	—		—	—
Forfeited or expired	—		—	—
Outstanding on December 31, 2022	909,225	$2.80	—	—
Exercisable on December 31, 2022	909,225	$2.80	—	—

The following table summarizes the activities for our unvested warrants for the year ended December 31, 2022

	Number of Warrants	Weighted average Grant Date Fair Value Per warrant
Unvested on December 31, 2021	—
Granted	67,407	$1.06
Vested	(67,407)	$1.06
Forfeited	—
Unvested on December 31, 2022	—

The Company has recognized cost of $0 for the year ended December 31, 2022, and $0 for the year ended December 31, 2021.

C. Warrant Liability

The Company has allocated the proceeds from Convertible note between promissory notes and warrants; as of December 31, 2022, the Company has reported a Warrant liability of $55 at fair value, with subsequent changes in their respective fair values recognized in the consolidated statement of operations at each reporting date.

The fair value of the warrant liabilities was measured using a binomial lattice model. Significant inputs into the model at the inception and reporting period measurement dates are as follows:

Fair value assumptions	December 31, 2022
Estimated fair value of common stock warrant	$0.18
Exercise price	$0.40
Expected volatility	45%-52%
Expected terms (in years)	2
Risk-free interest rate	1.48%-2.18%
Dividend Yield	0%

D. Payroll protection program loan

The company received payroll protection program loan (PPP) 2nd tranche on February 9, 2021. The Company has obtained approval for waiver from the lender and recognized an amount of $1,087 as other income for the year ended December 31, 2022.

E. Short Term borrowing

The Company has obtained a credit facility from Seacoast business funding (SBF) a division of Seacoast National Bank during the year ended December 31, 2022. The funding is against the accounts receivables of the company and its subsidiary. The SBF facility charges an interest of prime rate plus 1% on a floating basis. The balance as of December 31,2022, is $2,414 and $0 for the period ended December 31, 2021.

The Company also issued the Seller a secured non-interest-bearing promissory note in the principal amount of $2,209 that matures on April 30, 2022 (the “Note”) that reflects an amount owed to the Seller by the Company equal to the difference between the amount of accrued and outstanding accounts receivable on the Closing Date less the amount of accrued and outstanding accounts payable on the Closing Date. The Company has repaid $2,209 during the year ended December 31, 2022 the balance amount outstanding as of December 31, 2022 is $0.